Earnings per Share (Tables)	6 Months Ended
Apr. 30, 2023
Earnings per share [abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and diluted earnings per share for the three and six months ended April 30, 2023 and April 30, 2022.

Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Basic earnings per share
Net income attributable to common shareholders	$3,141	$3,745	$4,640	$7,435

Weighted-average number of common shares outstanding (millions)	1,828.3	1,804.7	1,824.4	1,812.8

Basic earnings per share (Canadian dollars)	$1.72	$2.08	$2.54	$4.10
Diluted earnings per share
Net income attributable to common shareholders	$3,141	$3,745	$4,640	$7,435

Net income available to common shareholders including impact of dilutive securities	3,141	3,745	4,640	7,435
Weighted-average number of common shares outstanding (millions)	1,828.3	1,804.7	1,824.4	1,812.8
Effect of dilutive securities

Stock options potentially exercisable (millions) 1	2.0	3.6	2.2	3.7

Weighted-average number of common shares outstanding – diluted (millions)	1,830.3	1,808.3	1,826.6	1,816.5
Diluted earnings per share (Canadian dollars) 1	$1.72	$2.07	$2.54	$4.09

1
For the three and six months ended April 30, 2023, the computation of diluted earnings per share excluded average options outstanding of 4.9 million and 4.2 million, respectively, with a weighted-average exercise price of $92.89 and $93.29, respectively, as the option price was greater than the average market price of the Bank’s common shares. For the three and six months ended April 30, 2022, no outstanding options were excluded from the computation of diluted earnings per share.